UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21081

                  ALLIANCEBERNSTEIN BLENDED STYLE SERIES, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2005

                   Date of reporting period: December 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN BLENDED STYLE SERIES US LARGE CAP
PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2004 (unaudited)
Company                                                 Shares     U.S.$ Value
------------------------------------------------------------------------------

COMMON STOCKS--100.5%

Finance--22.8%
Banking - Money Center--1.8%
JP Morgan Chase & Co.                                   79,700   $   3,109,097
                                                                 -------------
Banking - Regional--5.0%
Bank of America Corp.                                  112,000       5,262,880
National City Corp.                                     45,000       1,689,750
SunTrust Banks, Inc.                                    23,600       1,743,568
                                                                 -------------
                                                                     8,696,198
                                                                 -------------
Insurance--7.8%
American International Group, Inc.                      67,000       4,399,890
MetLife, Inc.                                           69,000       2,795,190
PartnerRe Ltd. (Bermuda)                                19,500       1,207,830
The Chubb Corp.                                         48,500       3,729,650
XL Capital Ltd                                          22,600       1,754,890
                                                                 -------------
                                                                    13,887,450
                                                                 -------------
Mortgage Banking--1.7%
Fannie Mae                                              27,000       1,922,670
Freddie Mac                                             15,100       1,112,870
                                                                 -------------
                                                                     3,035,540
                                                                 -------------
Miscellaneous--6.5%
Citigroup, Inc.                                        170,500       8,214,690
MBNA Corp.                                             116,000       3,270,040
                                                                 -------------
                                                                    11,484,730
                                                                 -------------
                                                                    40,213,015
                                                                 -------------
Technology--21.6%
Communication Equipment--6.8%
Corning, Inc.(a)                                       244,000       2,871,880
Juniper Networks, Inc.(a)                              164,000       4,459,160
QUALCOMM, Inc.                                         109,000       4,621,600
                                                                 -------------
                                                                    11,952,640
                                                                 -------------
Computer Hardware/Storage--5.7%
Dell, Inc.(a)                                          157,000       6,615,980
Hewlett-Packard Co.                                    160,000       3,355,200
                                                                 -------------
                                                                     9,971,180
                                                                 -------------
Contract Manufacturing--1.9%
Flextronics International Ltd. (Singapore)(a)          129,000       1,782,780
Solectron Corp.(a)                                     280,000       1,492,400
                                                              ----------------
                                                                     3,275,180
                                                              ----------------
Semiconductor Components--1.0%
Broadcom Corp.(a)                                       56,000       1,807,680
                                                                 -------------

Company                                                 Shares     U.S.$ Value
------------------------------------------------------------------------------
Software--6.2%
Electronic Arts, Inc.(a)                                81,400   $   5,020,752
Microsoft Corp.                                        144,000       3,846,240
Symantec Corp.(a)                                       76,000       1,957,760
                                                                 -------------
                                                                    10,824,752
                                                                 -------------
                                                                    37,831,432
                                                                 -------------
Consumer Services--14.1%
Apparel--0.6%
Jones Apparel Group, Inc.                               26,900         983,733
                                                                 -------------
Broadcasting & Cable--3.3%
Comcast Corp. Special Cl.A(a)                           76,000       2,495,840
EW Scripps Co.                                          37,000       1,786,360
Time Warner, Inc.(a)                                    75,000       1,458,000
                                                                 -------------
                                                                     5,740,200
                                                                 -------------
Retail - General Merchandise--6.8%
eBay, Inc.(a)                                           56,000       6,511,680
Lowe's Cos., Inc.                                       95,500       5,499,845
                                                                 -------------
                                                                    12,011,525
                                                                 -------------
Miscellaneous--3.4%
Yahoo!, Inc.(a)                                        160,500       6,047,640
                                                                 -------------
                                                                    24,783,098
                                                                 -------------
Healthcare--13.1%
Biotechnology--2.6%
Amgen, Inc.(a)                                          70,550       4,525,783
                                                                 -------------
Drugs--1.9%
GlaxoSmithKline Plc. (ADR) (United Kingdom)             30,500       1,445,395
Pfizer, Inc.                                            68,000       1,828,520
                                                                 -------------
                                                                     3,273,915
                                                                 -------------
Medical Products--4.3%
Alcon Inc (Switzerland)                                 32,000       2,579,200
Boston Scientific Corp.(a)                              64,480       2,292,264
St. Jude Medical, Inc.(a)                               63,000       2,641,590
                                                                 -------------
                                                                     7,513,054
                                                                 -------------
Medical Services--4.3%
Medco Health Solutions, Inc.(a)                         77,000       3,203,200
UnitedHealth Group, Inc.                                51,000       4,489,530
                                                                 -------------
                                                                     7,692,730
                                                              ----------------
                                                                    23,005,482
                                                              ----------------
Energy--8.8%
Domestic Integrated--1.3%
Occidental Petroleum Corp.                              40,000       2,334,400
                                                                 -------------

Company                                                  Share     U.S.$ Value
------------------------------------------------------------------------------
International--5.0%
BP Plc. (ADR) (United Kingdom)                          73,000   $   4,263,200
ChevronTexaco Corp.                                     88,000       4,620,880
                                                                 -------------
                                                                     8,884,080
                                                                 -------------
Oil Service--1.0%
Nabors Industries Ltd (Bermuda)(a)                      33,000       1,692,570
                                                                 -------------
Miscellaneous--1.5%
ConocoPhillips                                          30,000       2,604,900
                                                                 -------------
                                                                    15,515,950
                                                                 -------------
Consumer Staples--5.6%
Cosmetics--0.7%
Avon Products, Inc.                                     32,500       1,257,750
                                                                 -------------
Retail - Food & Drug--3.1%
Safeway, Inc.(a)                                       115,800       2,285,892
SUPERVALU, Inc.                                         41,000       1,415,320
The Kroger Co.(a)                                       92,300       1,618,942
                                                                 -------------
                                                                     5,320,154
                                                                 -------------
Tobacco--1.8%
Altria Group, Inc.                                      52,000       3,177,200
                                                                 -------------
                                                                     9,755,104
                                                                 -------------
Capital Goods--5.2%
Miscellaneous--5.2%
General Electric Co.                                   248,000       9,052,000
                                                                 -------------
Utilities--3.5%
Electric & Gas Utility--2.3%
American Electric Power Co., Inc.                       64,000       2,197,760
Entergy Corp.                                           28,000       1,892,520
                                                                 -------------
                                                                     4,090,280
                                                                 -------------
Telephone Utility--1.2%
Sprint Corp. (FON Group)                                85,000       2,112,250
                                                                 -------------
                                                                     6,202,530
                                                                 -------------
Consumer Manufacturing--2.5%
Auto & Related--2.5%
Lear Corp.                                              27,000       1,647,270
Magna International, Inc. Cl.A (Canada)                 32,400       2,674,620
                                                                 -------------
                                                                     4,321,890
                                                                 -------------
Multi-Industry Companies--1.8%
Textron, Inc.                                           44,000       3,247,200
                                                                 -------------
Transportation--1.0%
Railroad--1.0%
CSX Corp.                                               41,800       1,675,344
                                                                 -------------
Aerospace & Defense--0.5%
Aerospace--0.5%
The Boeing Co.                                          16,000         828,320
                                                                 -------------

                                                                   U.S.$ Value
------------------------------------------------------------------------------
Total Common Stocks
   (cost $143,612,651)                                           $ 176,431,365
                                                                 -------------

Total Investments--100.5%
   (Cost $143,612,651)                                             176,431,365
Other assets less liabilities--(0.5%)                                 (879,661)
                                                                 -------------

Net Assets--100%                                                 $ 175,551,704
                                                                 -------------


(a)   Non-income producing security.

      Glossary of Terms:

      ADR - American Depositary Receipt

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.       DESCRIPTION OF EXHIBIT

      11(a)(1)          Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)          Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Blended Style Series, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: February 28, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: February 28, 2005